Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2018	€ 280,050	€ 5,659	€ 625,250	€ 3	€ 42,445	€ (393,307)
Statement [LineItems]
Loss for the period	(53,637)					(53,637)
Other comprehensive income / (loss), net of tax	559			559
Total comprehensive income / (loss) for the period, net of tax	(53,078)			559		(53,637)
Share-based payment (Note 7)	9,435				9,435
Capital increase	511,955	642	511,313
Cost of capital increase	(31,701)		(31,701)
Equity at Mar. 31, 2019	716,661	6,301	1,104,862	562	51,880	(446,944)
Equity at Dec. 31, 2019	597,114	6,443	1,122,097	(34)	79,931	(611,323)
Statement [LineItems]
Loss for the period	(63,317)					(63,317)
Other comprehensive income / (loss), net of tax	86			86
Total comprehensive income / (loss) for the period, net of tax	(63,231)			86		(63,317)
Share-based payment (Note 7)	14,949				14,949
Equity at Mar. 31, 2020	€ 548,832	€ 6,443	€ 1,122,097	€ 52	€ 94,880	€ (674,640)